Schedule of Additional Information About the Financial Liabilities Subject To Measurement at Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	$ 1,835
Change in fair value	280	$ 1
Ending balance, fair value	3,620			$ 1,835
Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	1,835	749		749
Change in fair value			$ 73	265	$ 73
Ending balance, fair value				1,835	749
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Ltd [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	1,835
Issuance of debt	1,459
Change in fair value	280
Foreign currency exchange impact	46
Ending balance, fair value	3,620			1,835
Fair Value, Inputs, Level 3 [Member] | Conduit Pharmaceuticals Limited [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, fair value	$ 1,835	$ 749		749
Issuance of debt				908
Change in fair value				264
Foreign currency exchange impact				(86)
Ending balance, fair value				$ 1,835	$ 749